FV Measurements (Change in Fair Value of Level 3 Financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 826
Total realized and unrealized gains included in non-regulated operating revenues	(461)
Ending Balance	365
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1
Total realized and unrealized gains included in non-regulated operating revenues	(1)
Ending Balance	0
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	825
Total realized and unrealized gains included in non-regulated operating revenues	(460)
Ending Balance	$ 365